Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Schedule of business segments
Business segment reporting

	For the year ended December 31, 2019
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Other /Unallocated	RGHL Total
Total external revenue	2,881	3,275	1,924	1,483	153	9,716
Total inter-segment revenue	151	442	—	123	(716)	—
Total segment revenue	3,032	3,717	1,924	1,606	(563)	9,716
Gross profit	867	639	259	204	12	1,981
Operating expenses and net other income (expenses)	(315)	(316)	(214)	(80)	(233)	(1,158)
Earnings before interest and tax ("EBIT") from continuing operations	552	323	45	124	(221)	823
Financial income						145
Financial expenses						(651)
Profit (loss) from continuing operations before income tax						317
Income tax (expense) benefit						(134)
Profit (loss) from continuing operations						183

Earnings before interest and tax (“EBIT”) from continuing operations	552	323	45	124	(221)	823
Depreciation and amortization from continuing operations	99	247	270	71	11	698
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	651	570	315	195	(210)	1,521

	For the year ended December 31, 2019
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Other /Unallocated	RGHL Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	651	570	315	195	(210)	1,521
Included in EBITDA:
Asset impairment charges, net of reversals	—	2	33	—	66	101
(Gain) loss on sale or disposal of businesses and non-current assets	—	20	—	—	10	30
Non-cash pension expense, net of settlement gain	—	—	—	—	58	58
Operational process engineering-related consultancy costs	2	26	—	1	—	29
Related party management fee	—	—	—	—	27	27
Restructuring costs, net of reversals	—	1	17	—	3	21
Strategic review costs	33	—	—	—	7	40
Unrealized (gain) loss on derivatives	(9)	(4)	—	—	—	(13)
Other	—	4	5	5	(3)	11
Adjusted EBITDA from continuing operations	677	619	370	201	(42)	1,825

Segment assets as of December 31, 2019 (excluding intercompany balances)	4,424	4,891	3,888	1,246	1,808	16,257
Included in segment assets are:
Additions to property, plant and equipment, excluding right-of-use assets	102	200	172	90	38	602
Additions to intangible assets	11	37	6	1	3	58
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	807	1,144	805	434	11,090	14,280

	For the year ended December 31, 2018
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Other /Unallocated	Total
Total external revenue	2,980	3,267	2,087	1,504	221	10,059
Total inter-segment revenue	164	511	—	99	(774)	—
Total segment revenue	3,144	3,778	2,087	1,603	(553)	10,059
Gross profit	849	606	265	233	20	1,973
Operating expenses and net other income (expenses)	(289)	(293)	(404)	(65)	(125)	(1,176)
Earnings before interest and tax ("EBIT") from continuing operations	560	313	(139)	168	(105)	797
Financial income						41
Financial expenses						(865)
Profit (loss) from continuing operations before income tax						(27)
Income tax (expense) benefit						(2)
Profit (loss) from continuing operations						(29)

Earnings before interest and tax (“EBIT”) from continuing operations	560	313	(139)	168	(105)	797
Depreciation and amortization from continuing operations	83	204	253	63	12	615
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	643	517	114	231	(93)	1,412

	For the year ended December 31, 2018
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Other /Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	643	517	114	231	(93)	1,412
Included in EBITDA:
Asset impairment charges, net of reversals	—	7	229	—	4	240
(Gain) loss on sale or disposal of businesses and non-current assets	—	23	—	—	(31)	(8)
Non-cash pension expense	—	—	—	—	56	56
Operational process engineering-related consultancy costs	—	14	—	—	—	14
Related party management fee	—	—	—	—	27	27
Restructuring costs, net of reversals	—	2	7	—	5	14
Unrealized (gain) loss on derivatives	14	6	—	2	—	22
Other	(5)	—	(1)	(3)	3	(6)
Adjusted EBITDA from continuing operations	652	569	349	230	(29)	1,771

Segment assets as of December 31, 2018 (excluding intercompany balances)(1)	4,108	4,702	3,958	1,129	2,281	16,178
Included in segment assets are:
Additions to property, plant and equipment	82	243	130	65	45	565
Additions to intangible assets	1	16	2	—	3	22
Segment liabilities as of December 31, 2018 (excluding intercompany balances)(1)	593	880	705	371	12,003	14,552

(1) Other/Unallocated includes the former Closures segment.

	For the year ended December 31, 2017
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Other /Unallocated	Total
Total external revenue	2,807	3,237	2,147	1,448	306	9,945
Total inter-segment revenue	152	492	—	114	(758)	—
Total segment revenue	2,959	3,729	2,147	1,562	(452)	9,945
Gross profit	853	721	323	276	32	2,205
Operating expenses and net other income (expenses)	(283)	(319)	(188)	(79)	(160)	(1,029)
Earnings before interest and tax ("EBIT") from continuing operations	570	402	135	197	(128)	1,176
Financial income						49
Financial expenses						(739)
Profit (loss) from continuing operations before income tax						486
Income tax (expense) benefit						(65)
Profit (loss) from continuing operations						421

Earnings before interest and tax (“EBIT”) from continuing operations	570	402	135	197	(128)	1,176
Depreciation and amortization from continuing operations	86	205	257	59	21	628
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	607	392	256	(107)	1,804

	For the year ended December 31, 2017
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Other /Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	607	392	256	(107)	1,804
Included in EBITDA:
Asset impairment charges, net of reversals	—	36	7	—	1	44
Non-cash pension expense	—	—	—	—	58	58
Operational process engineering-related consultancy costs	3	12	—	—	—	15
Related party management fee	—	—	—	—	29	29
Restructuring costs, net of reversals	5	8	4	2	2	21
Unrealized (gain) loss on derivatives	(4)	2	—	1	—	(1)
Other	—	12	(6)	(1)	6	11
Adjusted EBITDA from continuing operations	660	677	397	258	(11)	1,981

Schedule of segments by geographic area
The Group's revenue from continuing operations and information about its segment assets (total non-current assets excluding financial instruments, non-current receivables and deferred tax assets) by geographic origin are detailed below. In presenting information on a geographic basis, revenue and assets have been reported based on the location of the business operations.

(In $ million)	United States	Remaining North American Region	Asia	Europe	South America	Other	Total
Total revenue
For the year ended December 31, 2019
Reynolds Consumer Products	2,982	48	2	—	—	—	3,032
Pactiv Foodservice	3,359	351	7	—	—	—	3,717
Graham Packaging	1,664	95	1	116	48	—	1,924
Evergreen	1,408	34	164	—	—	—	1,606
Other/Unallocated	(713)	(3)	6	80	59	8	(563)
Total	8,700	525	180	196	107	8	9,716
For the year ended December 31, 2018
Reynolds Consumer Products	3,081	61	2	—	—	—	3,144
Pactiv Foodservice	3,396	354	27	1	—	—	3,778
Graham Packaging	1,787	105	5	136	54	—	2,087
Evergreen	1,401	35	167	—	—	—	1,603
Other/Unallocated	(754)	(20)	16	113	82	10	(553)
Total	8,911	535	217	250	136	10	10,059
For the year ended December 31, 2017
Reynolds Consumer Products	2,865	92	2	—	—	—	2,959
Pactiv Foodservice	3,299	345	28	57	—	—	3,729
Graham Packaging	1,790	116	29	155	57	—	2,147
Evergreen	1,371	36	155	—	—	—	1,562
Other/Unallocated	(720)	(37)	93	107	95	10	(452)
Total	8,605	552	307	319	152	10	9,945

Non-current assets
As of December 31, 2019	11,503	187	74	134	41	10	11,949
As of December 31, 2018	11,664	266	176	159	57	23	12,345

Summary of net sales by major product line
Supplemental information on net sales by major product line for continuing operations is set forth below:

	For the year ended December 31,
(In $ million)	2019	2018	2017
Reynolds Consumer Products
Waste and storage products	1,203	1,227	1,157
Cooking products	1,078	1,160	1,071
Tableware	751	757	731
Pactiv Foodservice
Foodservice products	3,717	3,778	3,729
Graham Packaging
Food and beverage containers	1,356	1,443	1,487
All other containers	568	644	660
Evergreen
Cartons for fresh beverage products	812	799	774
Liquid packaging board	446	438	453
Paper products	348	366	335
Other/Unallocated
Caps and closures	153	221	306
Inter-segment eliminations	(716)	(774)	(758)
Total revenue	9,716	10,059	9,945